STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Total
Notes payable with beneficial conversion feature at Apr. 26, 2011
Stock issued during period, Value, acquisitions	$ 100	$ 3,124	$ (3,224)	$ 0	$ 0
Stock issued during period, Shares, acquisitions	1,000,000	31,242,175	0	0	32,242,175
Adjustments to paid in capital other	0	0	3,340	0	3,340	[1]
Net income (loss) qualified	0	0	0	(181,911)	(181,911)
Stockholders' Equity at Dec. 31, 2011	100	3,124	37,616	(181,911)	(141,071)
Notes payable with beneficial conversion feature at Dec. 31, 2011	0	0	37,500	0	37,500
Shares issued, at Dec. 31, 2011	1,000,000	31,242,175	0	0	32,242,175
Net income (loss) qualified	0	0	0	(149,511)	(149,511)
Stockholders' Equity at Jun. 30, 2012	$ 100	$ 3,124	$ 37,616	$ (331,422)	$ (290,582)
Shares issued, at Jun. 30, 2012	1,000,000	31,242,175	0	0	32,242,175

[1]	Acquisition of United Front, LLC and capital contributions